Commitments and Contingencies - Aggregate remaining future minimum payments under leases (Details) (USD $)	Dec. 31, 2013
Commitments and Contingencies Disclosure [Abstract]
2014	$ 558
2015	529
2016	404
2017	304
2018	158
Thereafter	142
Operating leases, future minimum payments receivable	$ 2,095